Offsets - Offset: 1	Mar. 31, 2026 USD ($) shares
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Goldman Sachs Physical Gold ETF
File Number	333-251769
Initial Filing Date	Dec. 28, 2020
Fee Offset Claimed | $	$ 73,776.14
Unsold Securities Associated with Fee Offset Claimed | shares	36,336,643.27
Termination / Withdrawal Statement	Pursuant to Rule 457(p) under the Securities Act of 1933, the registrant is offsetting $73,776.14 of filing fees previously paid in connection with unsold securities registered under Registration Statement No. 333-251769. The registrant has terminated or completed the offering that included such unsold securities.